Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net [Abstract]
Schedule of Composition and Changes	A.Composition and changes in 2023
	Computers	Office furniture and equipment	Leasehold improvements	Total
Cost
At January 1, 2023	310	66	66	442
Additions	92	23	13	128
At December 31, 2023	402	89	79	570

Accumulated depreciation
At January 1, 2023	183	25	16	224
Depreciation	84	6	8	98
At December 31, 2023	267	31	24	322

Depreciated cost:
At December 31, 2023	135	58	55	248
	Computers	Office furniture and equipment	Leasehold improvements	Total
Cost
At January 1, 2022	248	66	66	380
Additions	62	-	-	62
At December 31, 2022	310	66	66	442

Accumulated depreciation
At January 1, 2022	113	20	9	142
Depreciation	70	5	7	82
At December 31, 2022	183	25	16	224

Depreciated cost:
At December 31, 2022	127	41	50	218